Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 111	$ 101